UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6525
CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2009

Item 1. Schedule of Investments.
CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.6%	AMOUNT	VALUE

Alabama - 6.8%
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	$1,000,000	$1,025,640
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, 5.00%, 11/15/10 (escrowed to maturity)	2,000,000	2,131,580

		3,157,220

Arkansas - 2.0%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	928,306

Colorado - 3.0%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, 5.375%, 7/1/20 (prerefunded 7/01/12 @ 100)	1,230,000	1,387,711

Connecticut - 5.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds:
4.85%, 7/1/37	1,360,000	1,364,488
5.05%, 7/1/42	1,000,000	1,014,750

		2,379,238

Florida - 11.0%
Florida State Board of Education Lottery Revenue Bonds, 5.25%, 7/1/20	1,500,000	1,531,575
Miami-Dade County Florida Professional Sports Franchise Facilities, Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	1,000,000	1,076,750
Port St. Lucie Florida Community Redevelopment Agency Revenue Bonds, 5.00%, 1/1/20	1,000,000	1,041,640
Port St. Lucie Florida Special Assessment Bonds, 4.00%, 7/1/14	1,000,000	960,730
University Athletic Association, Inc. Athletic Program Revenue Bonds, 3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	465,000	477,750

		5,088,445

Georgia - 1.6%
Georgia State GO Bonds:
5.00%, 1/1/26	250,000	264,823
4.50%, 1/1/29	500,000	494,805

		759,628

Hawaii - 1.1%
Honolulu Hawaii GO Bonds, 5.00%, 7/1/26	500,000	510,450

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.6%	AMOUNT	VALUE

Illinois - 1.9%
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	887,600

Kentucky - 2.1%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	1,000,000	954,000

Louisiana - 3.5%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	500,000	490,610
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,109,830

		1,600,440

Maryland - 0.4%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	245,000	206,618

Massachusetts - 2.2%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 7/15/35	1,000,000	1,005,940

Mississippi - 2.3%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,046,670

Missouri - 1.0%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	475,402

New Jersey - 7.1%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	1,000,000	1,076,330
New Jersey State Transportation Trust Fund Authority Revenue Bonds:
6.50%, 6/15/11 (Series B)	1,255,000	1,358,349
6.50%, 6/15/11 (Series B, escrowed to maturity)	745,000	834,586

		3,269,265

New York - 2.4%
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,108,440

Ohio - 1.2%
Ohio State HFA MFH Revenue Bonds, 4.90%, 6/20/48	640,000	531,840

Oklahoma - 4.7%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,163,612

Pennsylvania - 5.4%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13 (escrowed to maturity)	680,000	749,482
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	690,857
5.95%, 10/15/11	730,000	760,040
5.95%, 10/15/12	285,000	297,968

		2,498,347

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.6%	AMOUNT	VALUE

Puerto Rico - 2.2%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,030,650

South Carolina - 5.3%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,452,360

Texas - 16.9%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,869,023
Garland Texas GO Bonds, 5.25%, 2/15/20	1,000,000	1,085,380
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,240,847
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	1,250,000	1,431,637
Longview Texas Independent School District GO, Zero Coupon, 2/15/18	250,000	178,208

		7,805,095

Vermont - 1.4%
Vermont State GO Bonds, 4.25%, 3/1/26	455,000	452,811
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 0.64%, 6/1/22 (r)	175,000	175,000

		627,811

Virginia - 5.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	750,000	772,860
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds, 4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,736,005

		2,508,865

Washington - 2.3%
Washington State GO Bonds, 5.00%, 2/1/23	1,000,000	1,068,590

West Virginia - 0.2%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	79,400

Total Municipal Obligations (Cost $45,666,261)		45,531,943

TOTAL INVESTMENTS (Cost $45,666,261) - 98.6%		45,531,943
Other assets and liabilities, net - 1.4%		624,013

NET ASSETS - 100%		$46,155,956

*	Non-income producing security.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) is in default for interest. Effective October 2006, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The National Municipal Intermediate Fund (the “Fund”), the sole series of Calvert Municipal Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Class A shares are sold with a maximum front-end sales charge of 2.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2009, no securities were fair valued under the direction of the Board of Directors.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	—

Level 2 — Other Significant Observable Inputs	$45,531,943

Level 3 — Significant Unobservable Inputs	—

Total	$45,531,943
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedule of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
New Accounting Pronouncements:
Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging

Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2009:

Federal income tax cost	$45,664,148

Unrealized appreciation	1,370,598

Unrealized (depreciation)	(1,502,803)

Net appreciation (depreciation)	$(132,205)

Net capital loss carryforwards for federal income tax purposes of $406,530 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.
NOTE C — OTHER
On March 4, 2009, the Board of Directors approved a resolution to reorganize Calvert National Municipal Intermediate Fund into Calvert Tax-Free Reserves Long-Term Portfolio. Shareholders of Calvert National Municipal Intermediate Fund will be asked to vote on the reorganization and must approve it before any change may take place.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 29, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 29, 2009